STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 34,034	$ 18,610	$ 28,567	$ 16,427	$ 8,012
Cost of goods sold	6,863	4,137	6,018	3,905	2,809
Gross profit	27,171	14,473	22,549	12,522	5,203
Operating expenses:
Selling and marketing	31,913	19,566	28,552	20,019	15,291
Research and development	5,236	4,512	6,194	7,091	7,079
General and administrative	5,503	2,552	3,806	2,665	2,631
Total operating expenses	42,652	26,630	38,552	29,775	25,001
Operating loss	(15,481)	(12,157)	(16,003)	(17,253)	(19,798)
Other expense (income):
Interest income	(1,049)	(119)	(203)	(57)	(66)
Interest expense	2,615	1,224	1,753	1,303	1,564
Other expense (income), net	3	(2)	(42)	29	41
Loss before income taxes	(17,050)	(13,260)	(17,511)	(18,528)	(21,337)
Income taxes	0	0	0	0
Net loss	(17,050)	(13,260)	(17,511)	(18,528)	(21,337)
Other comprehensive loss:
Unrealized gains on short-term investments	(26)	0	0	0	14
Total comprehensive loss	$ (17,076)	$ (13,260)	$ (17,511)	$ (18,528)	$ (21,323)
Net loss per share, basic and diluted	$ (1.40)	$ (11.45)	$ (14.88)	$ (16.90)	$ (20.74)
Weighted average common shares used to compute net loss per share, basic and diluted	12,137,512	1,158,548	1,176,650	1,096,013	1,027,925